Commitments - Operating Leases - Additional Information (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Deferred rent expense	$ 13,317		$ 13,317		$ 12,901
General and Administrative Expense [Member]
Operating Rent Expense	$ 2,095	$ 3,100	$ 11,316	$ 8,543